DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 21,604	$ 21,276
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,460	3,531
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	19,108	17,632
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 36	$ 113